Trade payables	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Trade payables
21.	Trade payables
The normal credit terms granted to the Group ranges from 30 to 120 days (2024: 30 to 120 days).
21.	Trade payables
The normal credit terms granted to the Group ranges from 30 to 120 days (2024: 30 to 120 days).